ENTITY WIDE DISCLOSURES (Schedule of Distributors Comprised more than 10% of Company's Revenue) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenue percentage by distributors	15.00%	15.00%	13.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenue percentage by distributors	10.00%	9.00%	6.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenue percentage by distributors	8.00%	8.00%	10.00%